CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS’ EQUITY (DEFICIT) - USD ($) $ in Thousands		Total	Series D	Series E	Series B	Total Pagaya Technologies Ltd. Shareholders’ Equity (Deficit)	Ordinary Shares (Class A and Class B)		Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Accumulated Deficit)	Non-Controlling Interests
Beginning balance at Dec. 31, 2019	[1]	240,046,195
Beginning balance (in shares) at Dec. 31, 2019		$ 43,613
Redeemable Convertible Preferred Shares
Number of shares issued (in shares)	[1]	63,806,415
Issuance of convertible preferred shares net of issuance costs		$ 48,146
Issuance of preferred shares upon exercise of warrants (in shares)	[1]		17,953,350
Issuance of preferred shares upon exercise of warrants			$ 14,222
Ending balance at Dec. 31, 2020	[1]	321,805,960
Ending balance (in shares) at Dec. 31, 2020		$ 105,981
Beginning balance (in shares) at Dec. 31, 2019	[1]						188,621,632
Beginning balance at Dec. 31, 2019		$ 13,375				$ (11,426)	$ 0		$ 159	$ 0	$ (11,585)	$ 24,801
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares upon exercise of share options (in shares)		1,775,510					1,775,510	[1]
Share-based compensation		$ 156				156			156
Contributions of interests in consolidated VIEs		74,560										74,560
Return of capital to interests in consolidated VIEs		(19,868)										(19,868)
Net Income (Loss) Including Noncontrolling Interests		19,922				14,470					14,470	5,452
Ending balance (in shares) at Dec. 31, 2020	[1]						190,397,142
Ending balance at Dec. 31, 2020		$ 88,145				3,200	$ 0		315	0	2,885	84,945
Redeemable Convertible Preferred Shares
Number of shares issued (in shares)	[1]		45,853,066	35,006,986
Issuance of convertible preferred shares net of issuance costs			$ 36,639	$ 136,006
Issuance of preferred shares upon exercise of warrants (in shares)	[1]		1,000,616		2,732,401
Issuance of preferred shares upon exercise of warrants			$ 6,009		$ 22,412
Ending balance at Dec. 31, 2021	[1]	406,399,029
Ending balance (in shares) at Dec. 31, 2021		$ 307,047	$ 105,016	$ 136,006	$ 36,635
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares upon exercise of share options (in shares)		3,948,649					3,948,649	[1]
Issuance of ordinary shares upon exercise of share options		$ 346				346			346
Share-based compensation		68,090				68,090			68,090
Deemed contribution		23,612				23,612			23,612
Deemed dividend distribution		(23,612)				(23,612)
Issuance of ordinary share warrants		20,807				20,807			20,807
Contributions of interests in consolidated VIEs		151,035										151,035
Return of capital to interests in consolidated VIEs		(81,548)										(81,548)
Net Income (Loss) Including Noncontrolling Interests		(69,523)				(91,151)					(91,151)	21,628
Ending balance (in shares) at Dec. 31, 2021	[1]						194,345,791
Ending balance at Dec. 31, 2021		$ 177,352				1,292	$ 0		113,170	0	(111,878)	176,060
Redeemable Convertible Preferred Shares
Issuance of ordinary shares in connection with the Merger and PIPE Investment, net of issuance costs of $57,400 (in shares)	[1]	(406,399,029)
Issuance of ordinary shares in connection with the Merger and PIPE Investment, net of issuance costs of $57,400		$ (307,047)
Ending balance at Dec. 31, 2022	[1]	0
Ending balance (in shares) at Dec. 31, 2022		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares upon exercise of share options (in shares)		16,725,583					16,725,583	[1]
Issuance of ordinary shares upon exercise of share options		$ 1,617				1,617			1,617
Issuance of ordinary shares upon vesting of RSUs (in shares)	[1]						122,906
Issuance of ordinary shares upon exercise of warrants (in shares)	[1]						22,539,369
Number of shares of common stock issued (in shares)	[1]						46,536
Issuance of ordinary shares related to commitment shares		1,000				1,000			1,000
Issuance of ordinary shares in connection with the Merger and PIPE Investment, net of issuance costs of $57,400 (in shares)	[1]						449,531,406
Issuance of ordinary shares in connection with the Merger and PIPE Investment, net of issuance costs of $57,400		581,359				581,359			581,359
Share-based compensation		250,711				250,711			250,711
Issuance of ordinary share warrants		20,575				20,575			20,575
Contributions of interests in consolidated VIEs		105,469										105,469
Return of capital to interests in consolidated VIEs		(77,764)										(77,764)
Other comprehensive income (loss)		(2,122)				(713)				(713)		(1,409)
Net Income (Loss) Including Noncontrolling Interests		(292,774)				(302,321)					(302,321)	9,547
Ending balance (in shares) at Dec. 31, 2022	[1]						683,311,591
Ending balance at Dec. 31, 2022		$ 765,423				$ 553,520	$ 0		$ 968,432	$ (713)	$ (414,199)	$ 211,903

[1]	Prior period amounts have been retroactively adjusted to reflect the 1:186.9 stock split effected on June 22, 2022.